Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Millions			12 Months Ended
	Oct. 03, 2016 USD ($) shares	Jul. 03, 2014 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Mar. 31, 2013 EUR (€)	Mar. 12, 2013 USD ($)
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds					$ 994,000,000
Conversion price adjusted	1.24%
Conversion features of the instruments value			$ 121,000,000	$ 0	$ 121,000,000
Allocated debt issuance costs		$ 1,000,000
Unamortized debt discount and issuance costs totalled			74,000,000	$ 95,000,000
Medium Term Credit Facilities [Member]
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities			558,000,000
Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €							€ 350
Amount outstanding			294,000,000
Line of credit amount withdrawn								$ 471,000,000
Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component		878,000,000
Europe [Member] | Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €						€ 350
Amount outstanding			213,000,000
Line of credit amount withdrawn			$ 321,000,000			€ 100
Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds		$ 994,000,000
Zero Coupon due 2019 (Tranche A) [Member]
Debt Instrument [Line Items]
Interest rate			1.00%			1.00%
Senior unsecured convertible bonds conversion premium rate		30.00%
Debt discount rate			2.40%	2.40%
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 600,000,000
Long-term debt maturity date			2019
Interest rate		0.00%	0.00%			0.00%
1.0% due 2021 (Tranche B) [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment			Semi-annually
Interest rate			1.00%			1.00%
Senior unsecured convertible bonds conversion premium rate		31.00%
Debt discount rate			3.22%	3.22%
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 400,000,000
Long-term debt maturity date			2021
Interest rate		1.00%	1.00%			1.00%
Dual Tranche Senior Unsecured Convertible Bonds [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 1,000,000,000
Senior unsecured convertible bonds conversion price | $ / shares		$ 12
Tranche One [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued (in shares) | shares	16,491
Debt conversion, bond par value	$ 200,000
Tranche Two [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued (in shares) | shares	16,366
Debt conversion, bond par value	$ 994,000,000